UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07896
GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The GAMCO Global Convertible Securities Fund
First Quarter Report — March 31, 2010
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The GAMCO Global Convertible Securities Fund’s (the “Fund”) Class AAA Shares rose 4.87% versus increases in the Merrill Lynch Global 300 Convertible Index of 2.55% and the Morgan Stanley Capital International (“MSCI”) World Free Index of 3.24%.
     Enclosed is the investment portfolio as of March 31, 2010.
Mario Gabelli, CFA
Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(2/3/94)
GAMCO Global Convertible Securities Fund
Class AAA	4.87%		37.29%		(5.23)%		1.21%		(1.09)%		4.40%
Merrill Lynch Global 300 Convertible Index	2.55		40.88		2.50		6.19		3.12		N/A *
MSCI World Free Index	3.24		52.37		(5.41)		2.89		(0.03)		5.69
Class A	4.86		37.67		(5.15)		1.22		(1.07)		4.41
	(1.17	)(b)	29.75	(b)	(7.00	)(b)	0.03	(b)	(1.65	)(b)	4.04 (b)
Class B	4.63		36.48		(5.85)		0.50		(1.73)		3.98
	(0.37	)(c)	31.48	(c)	(6.80	)(c)	0.10	(c)	(1.73)		3.98
Class C	4.84		36.73		(5.88)		0.46		(1.67)		4.02
	3.84	(d)	35.73	(d)	(5.88)		0.46		(1.67)		4.02
Class I	4.91		37.86		(4.98)		1.37		(1.01)		4.45
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 3.37%, 3.37%, 4.12%, 4.12%, and 3.12%, respectively. The net expense ratios in the current prospectus for these share classes are 2.04%, 2.04%, 2.79%, 2.79%, and 1.79%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index are unmanaged indicators of investment performance, while the Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Convertible Securities Fund
Schedule of Investments — March 31, 2010 (Unaudited)

Principal			Market
Amount			Value
		CONVERTIBLE CORPORATE BONDS — 78.8%
		Automotive: Parts and Accessories — 1.6%
$50,000		Johnson Controls Inc., Cv., 6.500%, 09/30/12 (a)	$152,938

		Aviation — 0.9%
50,000		Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13 (a)	87,000

		Broadcasting — 0.3%
400,000		Citadel Broadcasting Corp., Sub. Deb. Cv., 4.000%, 02/15/11†	32,000

		Business Services — 6.0%
100,000		Akamai Technologies Inc., Cv., 1.000%, 12/15/33	203,500
350,000		The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	366,188

			569,688

		Commercial Services — 2.7%
300,000		The Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	255,750

		Computer Hardware — 6.4%
700,000		SanDisk Corp., Cv., 1.000%, 05/15/13	608,125

		Consumer Products — 3.5%
300,000		Eastman Kodak Co., Cv., 7.000%, 04/01/17 (b)	331,500

		Diversified Industrial — 5.3%
		Gencorp Inc., Sub. Deb. Cv.,
200,000		2.250%, 11/15/24	188,750
100,000		4.063%, 12/31/39 (b)	95,750
200,000		Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (b)	217,000

			501,500

		Electronics — 0.6%
52,000		Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	52,065

		Energy and Utilities — 12.6%
200,000		Cameron International Corp., Cv., 2.500%, 06/15/26 (a)	265,500
350,000		Covanta Holding Corp., Cv., 3.250%, 06/01/14 (b)	380,187
300,000		Ja Solar Holdings Co., Ltd., Cv., 4.500%, 05/15/13	251,250
300,000		Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37 (a)	300,375

			1,197,312

		Entertainment — 5.0%
300,000		Rovi Corp., Cv., 2.625%, 08/15/11	412,125
50,000		Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	58,250

			470,375

		Equipment and Supplies — 2.5%
200,000		Danaher Corp., Cv., Zero Coupon, 01/22/21 (a)	232,000

		Financial Services — 6.6%
400,000		CompuCredit Holdings Corp., Cv., 3.625%, 05/30/25	242,000
300,000		Janus Capital Group Inc., Cv., 3.250%, 07/15/14	380,250

			622,250

		Health Care — 8.8%
200,000		Cephalon Inc., Ser. B, Sub. Deb. Cv., Zero Coupon, 06/15/33	241,250
400,000		Chemed Corp., Cv., 1.875%, 05/15/14	367,500
200,000		Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (b)	226,000

			834,750

		Metals and Mining — 8.0%
100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	231,875
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28 (b)	201,750
250,000		Newmont Mining Corp., Cv., 1.625%, 07/15/17 (a)	324,062

			757,687

		Specialty Chemicals — 2.6%
250,000		Ferro Corp., Cv., 6.500%, 08/15/13	241,875

		Telecommunications — 5.4%
250,000		Level 3 Communications Inc., Cv., 2.875%, 07/15/10	249,063
20,000,000	(c)	Softbank Corp., Cv., 1.500%, 03/31/13	260,219

			509,282

		TOTAL CONVERTIBLE CORPORATE BONDS	7,456,097

		CORPORATE BONDS — 1.5%
		Energy and Utilities — 1.5%
200,000		Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	140,000

See accompanying notes to schedule of investments.

2

The GAMCO Global Convertible Securities Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	CONVERTIBLE PREFERRED STOCKS — 3.9%
	Metals and Mining — 3.9%
3,200	Freeport-McMoRan Copper & Gold Inc., 6.750% Cv. Pfd	$371,104

	COMMON STOCKS — 8.6%
	Energy and Utilities — 3.2%
8,000	CNX Gas Corp.†	304,400

	Health Care — 5.0%
4,000	Millipore Corp.†	422,400
1,000	Varian Inc.†	51,780

		474,180

	Insurance — 0.4%
1,000	Zenith National Insurance Corp.	38,320

	TOTAL COMMON STOCKS	816,900

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.2%
	U.S. Treasury Bills — 3.2%
$300,000	U.S. Treasury Bill, 0.115%††, 07/08/10 (a)	299,894

	U.S. Treasury Cash Management Bills — 4.0%
380,000	U.S. Treasury Cash Management Bill, 0.148%††, 06/17/10	379,890

	TOTAL U.S. GOVERNMENT OBLIGATIONS	679,784

	TOTAL INVESTMENTS — 100.0% (Cost $9,027,739)	$9,463,885

	Aggregate book cost	$9,027,739

	Gross unrealized appreciation	$1,024,425
	Gross unrealized depreciation	(588,279)

	Net unrealized appreciation/depreciation	$436,146

Shares
	COMMON STOCKS SOLD SHORT — (1.5)%
	Automotive: Parts and Accessories — (1.5)%
4,400	Johnson Controls Inc.	$145,156

	TOTAL COMMON STOCKS SOLD SHORT
	(Total proceeds $137,763)	$145,156

	Aggregate proceeds	$137,763

	Net unrealized appreciation	$—
	Net unrealized depreciation	(7,393)

	Net unrealized appreciation/depreciation	$(7,393)

(a)	Securities, or a portion thereof, with a value of $1,561,804 are pledged as collateral for security sold short.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $1,452,187 or 15.34% of total investments.

(c)	Principal amount denoted in Japanese Yen.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2010.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	91.4%	$8,652,041
Latin America	5.8	551,625
Japan	2.8	260,219

	100.0%	$9,463,885

See accompanying notes to schedule of investments.

3

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	—	$7,456,097	$7,456,097
Corporate Bonds	—	140,000	140,000
Convertible Preferred Stocks (a)	$371,104	—	371,104
Common Stocks (a)	816,900	—	816,900
U.S. Government Obligations	—	679,784	679,784

TOTAL INVESTMENTS IN SECURITIES	$1,188,004	$8,275,881	$9,463,885

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(145,156)	—	$(145,156)

TOTAL INVESTMENTS IN SECURITIES	$(145,156)	—	$(145,156)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
There were no Level 3 investments held at March 31, 2010 or December 31, 2009.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

5

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $2,062,653, which are available to reduce future required distributions of net capital gains to shareholders. $1,682,742 is available through 2016; and $379,911 is available through 2017.

6

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Convertible Securities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB441Q110SR
GAMCO
The GAMCO Global Convertible Securities Fund
FIRST QUARTER REPORT
MARCH 31, 2010

The GAMCO Global Growth Fund
     First Quarter Report — March 31, 2010
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The GAMCO Global Growth Fund’s (the “Fund”) Class AAA Shares rose 2.39%, while the Morgan Stanley Capital International All Country (“MSCI AC”) World Index and the Lipper Global Multi-Cap Core Fund Average rose 3.24% and 3.60%, respectively.
     Enclosed is the investment portfolio as of March 31, 2010.

Caesar Bryan	Howard Ward
Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(2/7/94)
GAMCO Global Growth Fund
Class AAA	2.39%		52.69%		(2.23)%		4.40%		(4.12)%		8.34%
MSCI AC World Index	3.24		56.31		(3.84)		4.48		1.09		6.27
Lipper Global Multi-Cap Core Fund Average	3.60		51.56		(5.15)		2.81		2.32		(5.03)
Class A	2.44		52.66		(2.22)		4.41		(4.11)		8.35
	(3.45	)(b)	43.88	(b)	(4.13	)(b)	3.18	(b)	(4.67	)(b)	7.95 (b)
Class B	2.23		51.51		(2.96)		3.63		(4.80)		7.86
	(2.77	)(c)	46.51	(c)	(3.94	)(c)	3.28	(c)	(4.80)		7.86
Class C	2.24		51.55		(2.95)		3.62		(4.83)		7.84
	1.24	(d)	50.55	(d)	(2.95)		3.62		(4.83)		7.84
Class I	2.49		53.17		(2.00)		4.55		(4.05)		8.39
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.97%, 1.97%, 2.72%, 2.72%, and 1.72%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 2, 2000, May 5, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Core Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Growth Fund
Schedule of Investments — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.7%
	INFORMATION TECHNOLOGY — 17.5%
10,000	Adobe Systems Inc.†	$353,700
11,000	Apple Inc.†	2,584,230
5,500	Canon Inc.	254,733
20,700	Cisco Systems Inc.†	538,821
18,000	Corning Inc.	363,780
10,000	FLIR Systems Inc.†	282,000
3,300	Google Inc., Cl. A†	1,871,133
13,000	Intel Corp.	289,380
4,300	International Business Machines Corp.	551,475
3,400	Keyence Corp.	812,451
2,700	MasterCard Inc., Cl. A	685,800
36,000	Microsoft Corp.	1,053,720
22,000	QUALCOMM Inc.	923,780
4,700	Research In Motion Ltd.†	347,565
10,000	Trimble Navigation Ltd.†	287,200
10,000	Visa Inc., Cl. A	910,300

	TOTAL INFORMATION TECHNOLOGY	12,110,068

	ENERGY — 17.0%
12,000	Anadarko Petroleum Corp.	873,960
12,500	Apache Corp.	1,268,750
11,000	Chesapeake Energy Corp.	260,040
13,672	Devon Energy Corp.	880,887
5,000	EOG Resources Inc.	464,700
23,500	Hess Corp.	1,469,925
7,000	Murphy Oil Corp.	393,330
7,000	Noble Corp.	292,740
14,000	Occidental Petroleum Corp.	1,183,560
37,000	Petroleo Brasileiro SA, ADR	1,464,830
10,000	Saipem SpA	386,963
21,000	Southwestern Energy Co.†	855,120
11,897	Transocean Ltd.†	1,027,663
19,700	Ultra Petroleum Corp.†	918,611

	TOTAL ENERGY	11,741,079

	MATERIALS — 15.3%
28,200	Agnico-Eagle Mines Ltd.	1,569,894
6,950	Anglo American plc†	303,109
6,000	BHP Billiton plc	205,773
13,300	Freeport-McMoRan Copper & Gold Inc.	1,111,082
15,000	Goldcorp Inc.	558,300
14,666	Lonmin plc†	453,569
5,500	Monsanto Co.	392,810
8,800	Newmont Mining Corp.	448,184
9,000	Potash Corp. of Saskatchewan Inc.	1,074,150
6,300	Rio Tinto plc	373,327
4,800	Rio Tinto plc, ADR	1,136,304
13,500	The Mosaic Co.	820,395
40,000	Tokai Carbon Co. Ltd.	232,752
37,200	Vale SA, ADR	1,197,468
38,598	Xstrata plc†	731,276

	TOTAL MATERIALS	10,608,393

	INDUSTRIALS — 13.8%
15,000	ABB Ltd., ADR	327,600
6,000	Bouygues SA	301,629
6,500	Cummins Inc.	402,675
7,500	Eaton Corp.	568,275
7,000	Emerson Electric Co.	352,380
3,700	Fanuc Ltd.	392,598
4,000	Flowserve Corp.	441,080
14,000	ITT Corp.	750,540
39,000	Jardine Matheson Holdings Ltd.	1,298,700
7,000	Joy Global Inc.	396,200
13,000	Komatsu Ltd.	272,543
10,000	PACCAR Inc.	433,400
3,400	Precision Castparts Corp.	430,814
6,000	Rockwell Collins Inc.	375,540
45,000	Rolls-Royce Group plc†	406,651
5,000	Secom Co. Ltd.	218,740
7,000	Siemens AG	701,059
3,000	SMA Solar Technology AG	367,717
7,000	United Technologies Corp.	515,270
11,000	Vestas Wind Systems A/S†	597,718

	TOTAL INDUSTRIALS	9,551,129

	FINANCIALS — 9.8%
100,000	Cheung Kong (Holdings) Ltd.	1,287,954
1,533	China Life Insurance Co. Ltd., ADR	110,437
10,000	Julius Baer Group Ltd.	362,766
13,000	Northern Trust Corp.	718,380
17,300	Schroders plc	369,375
40,000	Standard Chartered plc	1,091,080
5,000	State Street Corp.	225,700
75,000	Sun Hung Kai Properties Ltd.	1,128,248
66,000	Swire Pacific Ltd., Cl. A	793,947
39,000	The Charles Schwab Corp.	728,910

	TOTAL FINANCIALS	6,816,797

	HEALTH CARE — 9.8%
10,700	Abbott Laboratories	563,676
15,000	Baxter International Inc.	873,000
6,200	Becton, Dickinson and Co.	488,126
6,000	Celgene Corp.†	371,760
8,300	Gilead Sciences Inc.†	377,484
6,600	Hisamitsu Pharmaceutical Co. Inc.	245,320
1,000	Novo Nordisk A/S, ADR	77,120
6,000	Novo Nordisk A/S, Cl. B	465,583
See accompanying notes to schedule of investments.

2

The GAMCO Global Growth Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,600	Roche Holding AG	$421,662
12,400	St. Jude Medical Inc.†	509,020
6,300	Stryker Corp.	360,486
4,400	Takeda Pharmaceutical Co. Ltd.	193,668
21,000	Teva Pharmaceutical Industries Ltd., ADR	1,324,680
9,000	Varian Medical Systems Inc.†	497,970

	TOTAL HEALTH CARE	6,769,555

	CONSUMER STAPLES — 9.4%
7,000	Colgate-Palmolive Co.	596,820
6,300	Costco Wholesale Corp.	376,173
8,371	Danone	504,263
35,000	Davide Campari — Milano SpA	374,166
21,500	Diageo plc	360,846
14,400	Nestlé SA	737,481
6,000	Nestlé SA, ADR	307,200
6,600	PepsiCo Inc.	436,656
4,456	Pernod-Ricard SA	378,385
46,000	Tesco plc	303,965
14,000	The Coca-Cola Co.	770,000
12,500	The Procter & Gamble Co.	790,875
21,100	Woolworths Ltd.	542,148

	TOTAL CONSUMER STAPLES	6,478,978

	CONSUMER DISCRETIONARY — 7.1%
2,300	Amazon.com Inc.†	312,179
25,000	British Sky Broadcasting Group plc	228,383
4,000	Christian Dior SA	426,700
6,000	Coach Inc.	237,120
10,314	Compagnie Financiere Richemont SA, Cl. A	399,394
7,650	Hennes & Mauritz AB, Cl. B	496,997
12,000	Johnson Controls Inc.	395,880
10,000	Next plc	328,386
5,000	NIKE Inc., Cl. B	367,500
13,000	Nikon Corp.	283,806
3,500	Polo Ralph Lauren Corp.	297,640
8,000	The Swatch Group AG	475,721
7,000	Tiffany & Co.	332,430
10,500	Under Armour Inc., Cl. A†	308,805

	TOTAL CONSUMER DISCRETIONARY	4,890,941

	TOTAL COMMON STOCKS	68,966,940

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
	U.S. TREASURY CASH MANAGEMENT BILLS — 0.3%
$220,000	U.S. Treasury Cash Management Bills, 0.142% to 0.147%††, 06/10/10 to 06/17/10	219,940

	TOTAL U.S. GOVERNMENT OBLIGATIONS	219,940

	TOTAL INVESTMENTS — 100.0% (Cost $60,224,548)	$69,186,880

	Aggregate book cost	$60,224,548

	Gross unrealized appreciation	$11,709,743
	Gross unrealized depreciation	(2,747,411)

	Net unrealized appreciation/depreciation	$8,962,332

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	59.9%	$41,409,287
Europe	24.6	17,047,251
Asia/Pacific	7.5	5,161,434
Japan	4.2	2,906,610
Latin America	3.8	2,662,298

	100.0%	$69,186,880

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 - Quoted Prices*	$68,966,940
Level 2 - Other Significant Observable Inputs*	219,940

Total	$69,186,880

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.

4

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The market value of Level 2 investments at December 31, 2009 was $21,081,127. $19,246,786 was transferred out of Level 2 at March 31, 2010 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.
There were no Level 3 investments held at March 31, 2010 or December 31, 2009.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

5

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $44,246,325, which are available to reduce future required distributions of net capital gains to shareholders. $39,969,418 is available through 2010; $1,279,768 is available through 2011; $1,126,497 is available through 2016; and $1,870,642 is available through 2017.

6

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB442Q110SR
GAMCO
The GAMCO Global Growth Fund
FIRST QUARTER REPORT
MARCH 31, 2010

The GAMCO Global Opportunity Fund
First Quarter Report
March 31, 2010
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The GAMCO Global Opportunity Fund’s (the “Fund”) Class AAA Shares rose 2.42%, versus increases in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index of 3.24% and the Lipper Global Multi-Cap Growth Fund Average of 2.88%.
     Enclosed is the investment portfolio as of March 31, 2010.

           Caesar Bryan
Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(5/11/98)
GAMCO Global Opportunity Fund
Class AAA	2.42%		53.36%		(3.16)%		4.82%		0.07%		6.44%
MSCI AC World Index	3.24		56.31		(3.84)		4.48		1.09		3.57
Lipper Global Multi-Cap Growth Fund Average	2.88		59.29		(1.08)		5.67		2.32		0.00
Class A	2.43		53.35		(3.15)		4.84		0.10		6.45
	(3.46	)(b)	44.53	(b)	(5.04	)(b)	3.60	(b)	(0.49	)(b)	5.92 (b)
Class B	2.27		52.32		(3.87)		4.05		(0.62)		5.83
	(2.73	)(c)	47.32	(c)	(4.84	)(c)	3.71	(c)	(0.62)		5.83
Class C	2.25		52.22		(3.94)		4.00		(0.23)		6.18
	1.25	(d)	51.22	(d)	(3.94)		4.00		(0.23)		6.18
Class I	2.54		53.79		(2.94)		4.96		0.13		6.50
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.72%, 2.72%, 3.47%, 3.47%, and 2.47%, respectively. The net expense ratios in the current prospectus for these share classes are 2.05%, 2.05%, 2.80%, 2.80%, and 1.80%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Opportunity Fund
Schedule of Investments — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	MATERIALS — 18.3%
41,700	Antofagasta plc	$658,108
3,000	BHP Billiton Ltd.	120,001
5,304	CRH plc, Dublin	132,450
2,070	CRH plc, London	51,678
43,000	Gold Fields Ltd., ADR	542,660
14,000	Harmony Gold Mining Co. Ltd., ADR	132,720
3,000	Impala Platinum Holdings Ltd.	88,141
2,500	Monsanto Co.	178,550
2,000	Newcrest Mining Ltd.	60,234
1,830	Rio Tinto plc	108,443
500	Syngenta AG	138,847
20,000	Tokai Carbon Co. Ltd.	116,376
10,000	Xstrata plc†	189,460

	TOTAL MATERIALS	2,517,668

	CONSUMER STAPLES — 17.3%
11,113	British American Tobacco plc	383,064
7,000	Constellation Brands Inc., Cl. A†	115,080
1,300	Danone	78,311
7,000	Diageo plc	117,485
2,280	Dr. Pepper Snapple Group Inc.	80,188
5,000	General Mills Inc.	353,950
5,000	Heineken Holding NV	222,420
25	Japan Tobacco Inc.	93,058
3,000	Mead Johnson Nutrition Co.	156,090
3,060	Pernod-Ricard SA	259,843
2,500	Philip Morris International Inc.	130,400
4,500	Sara Lee Corp.	62,685
4,000	The Procter & Gamble Co.	253,080
2,750	Wesfarmers Ltd.	80,223

	TOTAL CONSUMER STAPLES	2,385,877

	ENERGY — 16.2%
5,000	Galp Energia SGPS SA, Cl. B	86,847
6,600	Imperial Oil Ltd.	254,928
3,500	Peabody Energy Corp.	159,950
11,000	Petroleo Brasileiro SA, ADR	489,390
9,000	Saipem SpA	348,267
7,200	Schlumberger Ltd.	456,912
6,000	Suncor Energy Inc.	195,240
2,798	Transocean Ltd.†	241,691

	TOTAL ENERGY	2,233,225

	INDUSTRIALS — 14.1%
2,000	Bouygues SA	100,543
16,000	China Merchants Holdings (International) Co. Ltd.	58,937
4,500	CNH Global NV†	138,375
1,000	Fanuc Ltd.	106,108
2,800	Jardine Matheson Holdings Ltd.	93,240
3,600	Komatsu Ltd.	75,473
3,000	L-3 Communications Holdings Inc.	274,890
2,500	Lockheed Martin Corp.	208,050
4,000	Mitsui & Co. Ltd.	67,216
5,000	Precision Castparts Corp.	633,550
200,000	Sinotrans Ltd., Cl. H	55,382
1,000	SMC Corp.	135,736

	TOTAL INDUSTRIALS	1,947,500

	HEALTH CARE — 9.5%
2,000	Cochlear Ltd.	133,683
4,400	Novartis AG	237,652
3,250	Roche Holding AG	527,077
3,000	St. Jude Medical Inc.†	123,150
1,250	Synthes Inc.	156,013
2,200	Takeda Pharmaceutical Co. Ltd.	96,834
1,200	TSUMURA & Co.	34,849

	TOTAL HEALTH CARE	1,309,258

	CONSUMER DISCRETIONARY — 7.7%
7,000	Cablevision Systems Corp., Cl. A	168,980
3,000	Christian Dior SA	320,025
10,000	Compagnie Financiere Richemont SA, Cl. A	387,234
1,750	Madison Square Garden Inc., Cl. A†	38,027
100,000	Mandarin Oriental International Ltd.	140,000

	TOTAL CONSUMER DISCRETIONARY	1,054,266

	INFORMATION TECHNOLOGY — 7.6%
2,000	Canon Inc.	92,630
800	Google Inc., Cl. A†	453,608
2,800	Hoya Corp.	76,941
500	Keyence Corp.	119,478
10,500	Microsoft Corp.	307,335

	TOTAL INFORMATION TECHNOLOGY	1,049,992

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL SERVICES — 5.8%
5,000	Cheung Kong (Holdings) Ltd.	$64,398
16,000	Hongkong Land Holdings Ltd.	81,120
5,000	Julius Baer Group Ltd.	181,383
10,000	Kinnevik Investment AB, Cl. B	184,195
8,000	Schroders plc	170,809
10,000	Swire Pacific Ltd., Cl. A	120,295

	TOTAL FINANCIAL SERVICES	802,200

	TELECOMMUNICATION SERVICES — 2.3%
2,300	Telephone & Data Systems Inc.	77,855
2,300	Telephone & Data Systems Inc., Special	68,632
4,000	United States Cellular Corp.†	165,520

	TOTAL TELECOMMUNICATION SERVICES	312,007

	UTILITIES — 1.2%
7,000	Connecticut Water Service Inc.	162,890

	TOTAL COMMON STOCKS	13,774,883

	TOTAL INVESTMENTS — 100.0%
	(Cost $9,493,712)	$13,774,883

	Aggregate book cost	$9,493,712

	Gross unrealized appreciation	$4,727,191
	Gross unrealized depreciation	(446,020)

	Net unrealized appreciation/depreciation	$4,281,171

†	Non-income producing security.

ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	38.2%	$5,264,206
North America	38.0	5,235,553
Japan	7.4	1,014,699
Asia/Pacific	7.3	1,007,514
South Africa	5.5	763,521
Latin America	3.6	489,390

	100.0%	$13,774,883

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 - Quoted Prices*	$13,774,883

*	Portfolio holdings designated in Level 1 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings.

4

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The market value of Level 2 investments at December 31, 2009 was $6,823,088. $6,491,261 was transferred out of Level 2 at March 31, 2010 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.
There were no Level 3 investments held at March 31, 2010 or December 31, 2009.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $4,562,085, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; $1,201,151 is available through 2012; and $1,170,048 is available through 2016; and $98,006 is available through 2017.

5

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Opportunity Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB403Q110SR
GAMCO
The GAMCO Global Opportunity Fund
FIRST QUARTER REPORT
MARCH 31, 2010

The GAMCO Global Telecommunications Fund

First Quarter Report
March 31, 2010

Mario J. Gabelli, CFA	Sergey Dluzhevskiy, CFA	Evan Miller, CFA
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The GAMCO Global Telecommunications Fund’s (the “Fund”) Class AAA Shares rose 0.43%, while the Morgan Stanley Capital International All Country (“MSCI AC”) World Telecommunication Services Index declined 2.32% and the MSCI AC World Index rose 3.24%.
     Enclosed is the investment portfolio as of March 31, 2010.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Comparative Results
Average Annual Returns through March 31, 2010 (a) (Unaudited)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(11/1/93)
GAMCO Global Telecommunications Fund
Class AAA	0.43%		41.95%		(5.65)%		3.97%		(1.86)%		7.93%
MSCI AC World Telecommunication Services Index	(2.32)		29.33		(2.69)		5.68		N/A	*	N/A *
MSCI AC World Index	3.24		56.31		(3.84)		4.48		1.09		6.58
Class A	0.43		41.91		(5.63)		3.99		(1.85)		7.94
	(5.35	)(b)	33.75	(b)	(7.47	)(b)	2.77	(b)	(2.42	)(b)	7.55 (b)
Class B	0.16		40.86		(6.37)		3.18		(2.57)		7.46
	(4.84	)(c)	35.86	(c)	(7.32	)(c)	2.82	(c)	(2.57)		7.46
Class C	0.22		40.82		(6.36)		3.18		(2.58)		7.45
	(0.78	)(d)	39.82	(d)	(6.36)		3.18		(2.58)		7.45
Class I	0.43		42.20		(5.47)		4.09		(1.80)		7.97

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.69%, 1.69%, 2.44%, 2.44%, and 1.44%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, March 13, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index and the MSCI AC World Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	Information for the MSCI AC World Telecommunication Services Index is not available with dividends prior to August 2001.

The GAMCO Global Telecommunications Fund
Schedule of Investments — March 31, 2010 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS — 99.2%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 45.9%
	Africa/Middle East — 0.8%
60,000	Maroc Telecom	$1,146,708
2,000	Pakistan Telecommunications Co. Ltd., GDR (a)	50,003
13,000	Telkom SA Ltd.	60,951

		1,257,662

	Asia/Pacific — 4.2%
225,000	Asia Satellite Telecommunications Holdings Ltd.	327,462
170,000	First Pacific Co. Ltd.	110,133
20,000	First Pacific Co. Ltd., ADR	63,000
10,000	KT Corp., ADR†	207,600
90,000	PCCW Ltd.	26,777
47,600	Philippine Long Distance Telephone Co., ADR	2,536,128
18,360	PT Telekomunikasi Indonesia, ADR	656,554
850,000	Singapore Telecommunications Ltd.	1,926,087
32,000	Telecom Corp. of New Zealand Ltd., ADR	247,040
375,000	Telekom Malaysia Berhad	395,463
1,800	Telstra Corp. Ltd., ADR	24,750
8,075	Thai Telephone & Telecom, GDR† (a)(b)	275
1,000,000	True Corp. Public Co. Ltd.† (c)	46,389

		6,567,658

	Europe — 20.9%
14,450	Belgacom SA	564,432
32,500	BT Group plc, ADR	608,075
8,000	Colt Telecom Group SA†	15,430
391,000	Deutsche Telekom AG, ADR	5,278,500
63,000	Elisa Oyj	1,299,346
45,000	Fastweb SpA†	841,797
28,000	France Telecom SA, ADR	672,840
5,507	Hellenic Telecommunications Organization SA	68,356
37,000	Hellenic Telecommunications Organization SA, ADR	232,360
500	Iliad SA	51,561
22,000	Invitel Holdings A/S, ADR†	95,920
500	Magyar Telekom Telecommunications plc, ADR	10,300
85,000	Portugal Telecom SGPS SA	950,363
60,000	Portugal Telecom SGPS SA, ADR	666,600
9,300	Rostelecom, ADR	276,675
55,000	Royal KPN NV, ADR	872,850
88,000	Sistema JSFC, GDR† (a)	2,393,600
73,000	Swisscom AG, ADR	2,656,470
975,000	Telecom Italia SpA	1,403,806
25,000	Telecom Italia SpA, ADR	358,500
94,000	Telefonica SA, ADR	6,683,400
6,361	Telefonica SA, BDR	150,266
133,000	Telekom Austria AG	1,859,248
21,000	Telenor ASA†	284,796
560,000	TeliaSonera AB	3,974,739

		32,270,230

	Japan — 0.8%
20,000	Nippon Telegraph & Telephone Corp.	842,871
16,500	Nippon Telegraph & Telephone Corp., ADR	346,830

		1,189,701

	Latin America — 5.3%
30,000	Atlantic Tele-Network Inc.	1,347,900
17,434	Brasil Telecom SA, ADR†	332,815
9,890	Brasil Telecom SA, Cl. C, ADR†	83,768
44	Brasil Telecom SA, Preference†	283
37,415,054	Cable & Wireless Jamaica Ltd.† (d)	185,015
2,000	GVT Holding SA†	64,835
1,000	Maxcom Telecomunicaciones SAB de CV, ADR†	4,650
25,693	Tele Norte Leste Participacoes SA, ADR	453,738
166,000	Telecom Argentina SA, ADR†	3,110,840
75,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	1,170,000
3,355	Telemar Norte Leste SA, Preference, Cl. A	95,178
70,000	Telmex Internacional SAB de CV, ADR	1,349,600

		8,198,622

	North America — 13.9%
135,600	AT&T Inc.	3,503,904
1,000	BCE Inc.	29,390
43,836	Bell Aliant Regional Communications Income Fund	1,096,709
36,000	Bell Aliant Regional Communications Income Fund (a)(c)	900,665
11,500	CenturyTel Inc.	407,790
690,000	Cincinnati Bell Inc.†	2,352,900
3,289	Consolidated Communications Holdings Inc.	62,359
10,000	E.Spire Communications Inc.† (c)	0
5,000	EarthLink Inc.	42,700
5,500	Frontier Communications Corp.	40,920
57,000	General Communication Inc., Cl. A†	328,890
10,800	Manitoba Telecom Services Inc.	339,211
22,422	McLeodUSA Inc., Cl. A†	110
130,000	McLeodUSA Inc., Cl. A, Escrow† (c)	0
27,600	New Ulm Telecom Inc.	151,938
20,000	NorthPoint Communications Group Inc.†	22
160,000	Price Communications Corp., Escrow† (c)	0
218,000	Qwest Communications International Inc.	1,137,960
33,000	Shenandoah Telecommunications Co.	620,400
45,000	TELUS Corp.	1,674,790
6,943	TELUS Corp., Non-Voting, New York	248,698
33,057	TELUS Corp., Non-Voting, Toronto	1,182,781
88,500	tw telecom inc.†	1,606,275
166,000	Verizon Communications Inc.	5,149,320
59,000	Windstream Corp.	642,510

		21,520,242

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	71,004,115

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES — 35.7%
	Africa/Middle East — 0.8%
4,000	Econet Wireless Zimbabwe Ltd.	$19,400
218,300	Orascom Telecom Holding SAE, GDR	1,117,696

		1,137,096

	Asia/Pacific — 4.1%
300,000	Axiata Group Berhad†	354,077
68,200	China Mobile Ltd., ADR	3,281,784
73,000	China Unicom Hong Kong Ltd., ADR	813,950
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	115
666	Hutchison Telecommunications International Ltd.†	183
8,000	PT Indosat Tbk, ADR	243,680
95,000	SK Telecom Co. Ltd., ADR	1,639,700

		6,333,489

	Europe — 9.9%
41,000	Bouygues SA	2,061,131
300,000	Cable & Wireless Communications plc	251,980
300,000	Cable & Wireless Worldwide plc†	418,829
30,300	Millicom International Cellular SA	2,701,245
800	Mobile TeleSystems OJSC, ADR	44,400
121,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,822,260
248,000	Vimpel-Communications, ADR	4,565,680
113,000	Vivendi	3,024,251
19,500	Vodafone Group plc, ADR	454,155

		15,343,931

	Japan — 2.6%
470	KDDI Corp.	2,433,201
1,100	NTT DoCoMo Inc.	1,675,473

		4,108,674

	Latin America — 5.3%
147,000	America Movil SAB de CV, Cl. L, ADR	7,399,980
17,500	Grupo Iusacell SA de CV†	67,870
14,900	Tim Participacoes SA, ADR	413,624
755	Vivo Participacoes SA	20,378
7,914	Vivo Participacoes SA, ADR	214,549
3,256	Vivo Participacoes SA, Preference	88,323

		8,204,724

	North America — 13.0%
30,800	Clearwire Corp., Cl. A†	220,220
1,000	Leap Wireless International Inc.†	16,360
10,000	MetroPCS Communications Inc.†	70,800
10,000	Nextwave Wireless Inc.†	4,701
231,000	Rogers Communications Inc., Cl. B	7,884,030
650,000	Sprint Nextel Corp.†	2,470,000
80,000	Telephone & Data Systems Inc.	2,708,000
60,000	Telephone & Data Systems Inc., Special	1,790,400
120,000	United States Cellular Corp.†	4,965,600

		20,130,111

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	55,258,025

	OTHER — 17.6%
	Asia/Pacific — 0.4%
19,065	Austar United Communications Ltd.†	20,819
70,000	C.P. Pokphand Co. Ltd., ADR†	126,000
100,000	Champion Technology Holdings Ltd.	3,349
26,000	Himachal Futuristic Communications Ltd., GDR† (a)(c)	27,526
50,000	Hutchison Whampoa Ltd.	365,779
250,000	Time Engineering Berhad†	31,806

		575,279

	Europe — 1.9%
12,000	Alcatel-Lucent, ADR†	37,440
8,999	BCB Holdings Ltd.†	15,119
6,178	BCB Holdings Ltd., London†	10,078
1,000	British Sky Broadcasting Group plc, ADR	36,390
9,000	E.ON AG	332,282
59,500	G4S plc	236,111
96,000	GN Store Nord A/S†	574,767
1,500	Kinnevik Investment AB, Cl. A	29,291
6,500	Kinnevik Investment AB, Cl. B	119,727
6,400	L. M. Ericsson Telephone Co., Cl. B, ADR	66,752
25,000	Nokia Oyj, ADR	388,500
77	Seat Pagine Gialle SpA†	18
900	Shellshock Ltd.†	717
750	Siemens AG, ADR	74,978
5,852	Telecom Italia Media SpA†	616
21,000	Telegraaf Media Groep NV	395,675
5,000	ThyssenKrupp AG	171,905
15,375	TNT NV, ADR	438,956
7,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	35,890
8,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	41,091

		3,006,303

	Japan — 0.5%
72,000	The Furukawa Electric Co. Ltd.	374,286
22,000	Tokyo Broadcasting System Holdings Inc.	333,212

		707,498

	Latin America — 0.3%
25,693	Contax Participacoes SA, ADR	68,857
15,800	Grupo Televisa SA, ADR	332,116
1,224	Shellproof Ltd.†	595

		401,568

	North America — 14.5%
80,000	Adelphia Communications Corp., Cl. A† (c)	0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (c)	0
80,000	Adelphia Recovery Trust†	960
2,000	America Online Latin America Inc., Cl. A† (c)	4
See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
1,400	Amphenol Corp., Cl. A	$59,066
3,212	AOL Inc.†	81,199
2,100	Ascent Media Corp., Cl. A†	57,225
123,500	Cablevision Systems Corp., Cl. A	2,981,290
23,566	CanWest Global Communications Corp.†	1,857
11,434	CanWest Global Communications Corp., Cl. A†	901
10,000	Cogeco Inc.	331,315
3,600	Comcast Corp., Cl. A, Special	64,692
4,000	Convergys Corp.†	49,040
204,000	DIRECTV, Cl. A†	6,897,240
20,800	Discovery Communications Inc., Cl. A†	702,832
19,800	Discovery Communications Inc., Cl. C†	582,318
89,000	DISH Network Corp., Cl. A	1,852,980
18,000	EchoStar Corp., Cl. A†	365,040
5,000	Fisher Communications Inc.†	70,500
1,000	Geoworks Corp.†	52
600	Google Inc., Cl. A†	340,206
1,000	L-3 Communications Holdings Inc.	91,630
60,732	Liberty Global Inc., Cl. A†	1,770,945
50,000	Liberty Global Inc., Cl. C†	1,444,500
24,000	Liberty Media Corp. - Capital, Cl. A†	872,880
15,800	Liberty Media Corp. - Interactive, Cl. A†	241,898
1,000	Lockheed Martin Corp.	83,220
55,000	LSI Corp.†	336,600
28,875	Madison Square Garden Inc., Cl. A†	627,454
17,000	Mediacom Communications Corp., Cl. A†	101,150
26,000	Motorola Inc.†	182,520
2,000	News Corp., Cl. B	34,020
2,524	Orbital Sciences Corp.†	47,981
10,000	R. H. Donnelley Corp.† (c)	13
6,000	SCANA Corp.	225,540
4,500	SJW Corp.	114,390
34,233	Time Warner Inc.	1,070,466
2,000	TiVo Inc.†	34,240
47	Xanadoo Co., Cl. A†	21,808
38,500	Yahoo! Inc.†	636,405

		22,376,377

	TOTAL OTHER	27,067,025

	TOTAL COMMON STOCKS	153,329,165

	RIGHTS — 0.0%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.0%
	North America — 0.0%
32,000	Clearwire Corp., expire 06/21/10†	5,920

	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
160,000	Bharti Airtel Ltd., expire 09/19/13† (a)	1,113,330

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$155,000	U.S. Treasury Bill, 0.132%††, 06/24/10	154,955

	TOTAL INVESTMENTS — 100.0% (Cost $120,724,073)	$154,603,370

	Aggregate book cost	$120,724,073

	Gross unrealized appreciation	$52,584,038
	Gross unrealized depreciation	(18,704,741)

	Net unrealized appreciation/depreciation	$33,879,297

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $4,485,399 or 2.90% of total investments.

(b)	Illiquid security.

(c)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $974,597 or 0.63% of total investments.

(d)	At March 31, 2010, the Fund held an investment in a restricted security amounting to $185,015 or 0.12% of total investments, which were valued under methods approved by the Board of Directors, as follows:

				03/31/10
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0049

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	41.5%	$64,187,605
Europe	32.7	50,620,464
Latin America	10.9	16,804,914
Asia/Pacific	9.4	14,589,756
Japan	3.9	6,005,873
Africa/Middle East	1.6	2,394,758

	100.0%	$154,603,370

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$6,521,269	$46,389	—	$6,567,658
North America	20,619,467	900,665	$110	21,520,242
Other Regions (a)	42,916,215	—	—	42,916,215
WIRELESS TELECOMMUNICATIONS SERVICES (a)	55,258,025	—	—	55,258,025
OTHER
Asia/Pacific	547,753	27,526	—	575,279
North America	22,376,360	—	17	22,376,377
Other Regions (a)	4,115,369	—	—	4,115,369

Total Common Stocks	152,354,458	974,580	127	153,329,165

Rights (a)	5,920	—	—	5,920
Warrants (a)	—	1,113,330	—	1,113,330
U.S. Government Obligations	—	154,955	—	154,955

TOTAL INVESTMENTS IN SECURITIES	$152,360,378	$2,242,865	$127	$154,603,370

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$110	$—	$—	$—	$—	$—	$—	$110	$—
OTHER
North America	4	—	—	(25)	—	38	—	17	(25)

Total Common Stocks	114	—	—	(25)	—	38	—	127	(25)

TOTAL INVESTMENTS IN SECURITIES	$114	$—	$—	$(25)	$—	$38	$—	$127	$(25)

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $28,758,891, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; $3,314,655 is available through 2012; $250,132 is available through 2016; and $4,307,303 is available through 2017.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Telecommunications Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB401Q110SR
The GAMCO Global Telecommunications Fund
FIRST QUARTER REPORT
MARCH 31, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan
Joseph H. Egan, Principal Financial Officer

Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.